Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Sustainable Projects Group Inc.
Entity Central Index Key	0001500305
Entity Tax Identification Number	81-5445107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Tankedraget 7
Entity Address, City or Town	Aalborg
Entity Address, Postal Zip Code	9000
City Area Code	305
Local Phone Number	814-2915
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Oct. 31, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Tankedraget 7
Entity Address, City or Town	Aalborg
Entity Address, Postal Zip Code	9000
City Area Code	305
Local Phone Number	814-2915
Contact Personnel Name	Sune Mathiesen